Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Revenues
Operating revenue	$ 105,875	$ 80,153	$ 206,271	$ 160,661
Operating revenues—Unigas Pool	11,389	0	24,893	0
Operating revenue- Luna Pool collaborative arrangement	6,653	5,546	12,530	10,786
Total operating revenues	123,917	85,699	243,694	171,447
Expenses
Brokerage commissions	1,569	974	2,976	2,167
Voyage expenses	20,804	17,689	41,600	33,305
Voyage expenses – Luna Pool collaborative arrangement	6,950	5,663	11,540	9,795
Vessel operating expenses	38,628	28,826	76,679	55,818
Depreciation and amortization	31,477	19,473	62,819	38,746
General and administrative costs	7,827	5,796	14,170	12,076
Profit from sale of vessel	0	0	(358)	0
Other income	(109)	(88)	(198)	(160)
Total operating expenses	107,146	78,333	209,228	151,747
Operating income	16,771	7,366	34,466	19,700
Other income / (expense)
Foreign currency exchange gain on senior secured bonds	8,218	330	7,441	338
Unrealized (loss) / gain on non-designated derivative instruments	(5,346)	(269)	9,896	278
Interest expense	(11,471)	(8,647)	(22,434)	(17,608)
Interest income	112	63	199	94
(Loss) / income before income taxes and share of result of equity accounted joint ventures	8,284	(1,157)	29,568	2,802
Income taxes	(671)	(190)	(1,064)	(335)
Share of result of method investments	6,757	2,001	13,260	1,396
Net income	14,370	654	41,764	3,863
Net income attributable to non-controlling interest	(348)	(394)	(704)	(783)
Net income attributable to stockholders of Navigator Holdings Ltd.	$ 14,022	$ 260	$ 41,060	$ 3,080
Earnings per share attributable to stockholders of Navigator Holdings Ltd.:
Basic:	$ 0.18	$ 0.01	$ 0.53	$ 0.06
Diluted:	$ 0.18	$ 0.01	$ 0.53	$ 0.05
Weighted average number of shares outstanding:
Basic:	77,265,022	55,971,121	77,229,234	55,935,859
Diluted:	77,582,824	56,306,557	77,550,892	56,273,533